FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Flight Equipment Held for Operating Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Cost	$ 3,900,938	$ 3,574,202
Accumulated depreciation	(672,920)	(612,458)
Flight equipment held for operating lease, net	3,228,018	2,961,744
Major maintenance expenditures capitalized	$ 16,400	$ 7,400